Note O - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Table Text Block]
	Fair Value Measurements at December 31, 2018, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	----	$16,630	----
Agency mortgage-backed securities, residential	----	85,534	----
Interest rate swap derivatives	----	101	----
Interest rate swap derivatives	----	(101)	----
	Fair Value Measurements at December 31, 2017, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	----	$13,473	----
Agency mortgage-backed securities, residential	----	87,652	----
Interest rate swap derivatives	----	59	----
Interest rate swap derivatives	----	(59)	----
	Fair Value Measurements at December 31, 2018, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial real estate:
Nonowner-occupied	$	----	$	----	$264

Other real estate owned:
Commercial real estate:
Construction		----		228	----
	Fair Value Measurements at December 31, 2017, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Residential real estate	----	----	$756
Commercial real estate:
Nonowner-occupied	----	----	216

Other real estate owned:
Commercial real estate:
Construction	----	----	822

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
December 31, 2018	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range			(Weighted Average)
Impaired loans:
Commercial real estate:
Nonowner-occupied	$264	Sales approach	Adjustment to comparables	6.8%	to	66.7%	18.0%
December 31, 2017	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range			(Weighted Average)
Impaired loans:
Residential real estate	$756	Sales approach	Adjustment to comparables	1.3%	to	55.9%	32.9%
Commercial real estate:
Nonowner-occupied	216	Sales approach	Adjustment to comparables	1.6%	to	50%	26.7%

Other real estate owned:
Commercial real estate:
Construction	822	Sales approach	Adjustment to comparables	5%	to	40%	18.1%

Fair Value, by Balance Sheet Grouping [Table Text Block]
		Fair Value Measurements at December 31, 2018 Using:
	Carrying Value	Level 1	Level 2		Level 3		Total
Financial Assets:
Cash and cash equivalents	$71,180	$71,180	$	----	$	----	$71,180
Certificates of deposit in financial institutions	2,065	----		2,065		----	2,065
Securities available for sale	102,164	----		102,164		----	102,164
Securities held to maturity	15,816	----		7,625		8,609	16,234
Loans, net	770,324	----		----		766,784	766,784
Accrued interest receivable	2,638	----		312		2,326	2,638

Financial Liabilities:
Deposits	846,704	237,821		607,593		----	845,414
Other borrowed funds	39,713	----		37,644		----	37,644
Subordinated debentures	8,500	----		7,054		----	7,054
Accrued interest payable	1,255	3		1,252		----	1,255
		Fair Value Measurements at December 31, 2017 Using:
	Carrying Value	Level 1	Level 2		Level 3		Total
Financial Assets:
Cash and cash equivalents	$74,573	$74,573	$	----	$	----	$74,573
Certificates of deposit in financial institutions	1,820	----		1,820		----	1,820
Securities available for sale	101,125	----		101,125		----	101,125
Securities held to maturity	17,581	----		9,020		9,059	18,079
Loans, net	761,820	----		----		760,746	760,746
Accrued interest receivable	2,503	----		268		2,235	2,503

Financial Liabilities:
Deposits	856,724	253,655		602,268		----	855,923
Other borrowed funds	35,949	----		34,810		----	34,810
Subordinated debentures	8,500	----		6,678		----	6,678
Accrued interest payable	792	4		788		----	792